Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers		$ 75,675	$ 65,753
Value-added tax (“VAT”) receivables		2,544	2,301
Receivables from third parties	[1]	1,000	1,000
Prepaid financing expense	[2]	685	835
Others		691	412
Prepaid expenses and other current assets		80,595	70,301
Allowance for credit losses		(168)	(130)
Prepaid expenses and other current assets, net		$ 80,427	$ 70,171

[1]	It represented advance to the employees for Company’s daily operation.
[2]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).